CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023		Dec. 31, 2022		Jun. 30, 2022
Statement of comprehensive income [abstract]
Profit for the period	£ 2,864		£ 1,476	[1],[2],[3]	£ 2,447	[2],[4]
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	(119)		(2,630)	[3]	(382)	[3]
Tax	27		685	[3]	175	[3]
Remeasurements after tax	(92)		(1,945)	[3]	(207)	[3]
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	(48)		11	[3]	33	[3]
Tax	0		4	[3]	(1)	[3]
Fair value, net of tax	(48)		15	[3]	32	[3]
Gains and losses attributable to own credit risk:
(Losses) gains before tax	(85)		98	[3]	421	[3]
Tax	24		(28)	[3]	(127)	[3]
Gains and (losses) net of tax	(61)		70	[3]	294	[3]
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	157		(106)	[3]	(27)	[3]
Income statement transfers in respect of disposals	(107)		(47)	[3]	(45)	[3]
Income statement transfers in respect of impairment	(2)		6	[3]	0	[3]
Tax	(13)		37	[3]	25	[3]
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	35		(110)	[3]	(47)	[3]
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	(1,644)		(3,437)	[3]	(3,553)	[3]
Net income statement transfers	756		229	[3]	(186)	[3]
Tax	244		917	[3]	1,011	[3]
Cash flow hedging reserve	(644)		(2,291)	[3]	(2,728)	[3]
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)	(66)		70	[3]	46	[3]
Transfers to income statement (tax: £nil)	0		(31)	[3]	0	[3]
Foreign currency translation reserve	(66)		39	[5]	46	[3]
Total other comprehensive loss for the period, net of tax	(876)		(4,222)	[3]	(2,610)	[3]
Total comprehensive income (loss) for the period	1,988	[6]	(2,746)	[3],[7]	(163)	[3],[8]
Total comprehensive income (loss) attributable to ordinary shareholders	1,696		(3,023)	[3]	(420)	[3]
Total comprehensive income attributable to other equity holders	255		224	[3]	214	[3]
Total comprehensive income (loss) attributable to equity holders	1,951		(2,799)	[3]	(206)	[3]
Total comprehensive income attributable to non-controlling interests	£ 37		£ 53	[3]	£ 43	[3]

[1]	Total equity attributable to owners of the parent was £43,667 million.
[2]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.
[3]	Restated for the adoption of IFRS 17; see notes 1, 24 and 25.
[4]	Restated for the adoption of IFRS 17; see notes 1, 24 and 25.
[5]	Restated for the adoption of IFRS 17; see notes 1, 24 and 25.
[6]	Total comprehensive income attributable to owners of the parent was £1,951 million.
[7]	Total comprehensive income attributable to owners of the parent was a loss of £2,799 million.
[8]	Total comprehensive income attributable to owners of the parent was a loss of £206 million.